CONVERTIBLE NOTES PAYABLE - LONG-TERM (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Proceeds from borrowings of convertible notes payable					$ 0	$ 34,000
Accrued interest payable	$ 112,124		$ 112,124		79,226	61,745
Accrued liabilities exchanged for convertible note payable	26,000		26,000	$ 0
Accounts payable exchanged for convertible note payable			8,270	0
Interest Expense, Operating and Nonoperating	16,309	$ 14,369	46,778	40,927	55,954	51,243
Convertible Debt
Principal Amount	458,100		458,100		34,000
March 18, 2028 | Convertible Debt
Principal Amount	61,000		61,000		0
March 31, 2028 | Convertible Debt
Principal Amount	6,200		6,200		0
March 31, 2028 3 | Convertible Debt
Principal Amount	250,000		250,000		0
March 31, 2028 4 | Convertible Debt
Principal Amount	8,500		8,500		0
March 31, 2028 2 | Convertible Debt
Principal Amount	13,400		13,400		0
February 24, 2028 | Convertible Debt
Principal Amount	10,000		10,000		0
April 16, 2028 | Convertible Debt
Principal Amount	25,000		25,000		0
April 21, 2028 | Convertible Debt
Principal Amount	12,500		12,500		0
April 28, 2028 | Convertible Debt
Principal Amount	12,500		12,500		0
June 23, 2028 | Convertible Debt
Principal Amount	10,000		10,000		0
August 15, 2028 | Convertible Debt
Principal Amount	15,000		15,000		0
Series 2023 Notes
Proceeds from borrowings of convertible notes payable						34,000
Interest Expense, Debt	857	$ 861	2,551	$ 2,564	3,426	$ 1,715
Accrued interest payable	7,692		7,692		5,141
Series 2025 Notes
Accrued interest payable	20,424		20,424		$ 0
Interest Expense, Operating and Nonoperating	$ 10,849		$ 20,424